SUPPLEMENT DATED MAY 2, 2012 TO THE SUMMARY PROSPECTUS DATED APRIL 30, 2012 CURIAN VARIABLE SERIES TRUST Please note that the changes apply to your variable annuity product(s).
Curian Guidance - Moderate Growth Fund
In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Moderate Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.24%
Total Annual Fund Operating Expenses		1.66%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Moderate Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Moderate Growth Fund	169	523

Curian Guidance - Maximum Growth Fund
In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Maximum Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.30%
Total Annual Fund Operating Expenses		1.72%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Maximum Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Maximum Growth Fund	175	542

Curian Guidance - Tactical Moderate Growth Fund
In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Tactical Moderate Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.09%
Total Annual Fund Operating Expenses		1.51%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Moderate Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Tactical Moderate Growth Fund	154	477

Curian Guidance - Tactical Maximum Growth Fund
In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Tactical Maximum Growth Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.42%
Total Annual Fund Operating Expenses		1.84%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Tactical Maximum Growth Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Tactical Maximum Growth Fund	187	579

Curian Guidance - Institutional Alt 65 Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 65 Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.48%
Total Annual Fund Operating Expenses		1.90%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 65 Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Institutional Alt 65 Fund	193	597

Curian Guidance - Institutional Alt 100 Fund
In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian Guidance - Institutional Alt 100 Fund
Management Fees		0.20%
Other Expenses	[1]	0.22%
Acquired Fund Fees and Expenses	[2]	1.69%
Total Annual Fund Operating Expenses		2.11%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year.
[2]	Because the Fund invests in Underlying Funds, the Fund will indirectly bear its pro rata share of the fees and expenses of the Underlying Funds in addition to the Fund's direct fees and expenses. The "Acquired Fund Fees and Expenses" amount shown in the table is based upon the Fund's estimated allocations to the Underlying Funds during the Fund's initial fiscal year. The Fund's investment in Underlying Funds may change over time, and therefore, actual Acquired Fund Fees and Expenses may be higher or lower than those shown above.

In the summary prospectus for the Curian Guidance – Institutional Alt 100 Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian Guidance - Institutional Alt 100 Fund	214	661

Curian/Nicholas Convertible Arbitrage Fund
In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/Nicholas Convertible Arbitrage Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.59%
Total Annual Fund Operating Expenses		1.69%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.37%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/Nicholas Convertible Arbitrage Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian/Nicholas Convertible Arbitrage Fund	172	533

Curian/PineBridge Merger Arbitrage Fund
In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/PineBridge Merger Arbitrage Fund
Management Fees		0.85%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.29%
Total Annual Fund Operating Expenses		1.39%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 0.07%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/PineBridge Merger Arbitrage Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian/PineBridge Merger Arbitrage Fund	142	440

Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “Expenses,” please delete the table entitled “Annual Fund Operating Expenses” in its entirety and replace it with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	2.91%
Total Net Annual Fund Operating Expenses		4.06%
[1]	"Other Expenses" include an Administrative Fee of 0.20% which is payable to Curian Capital, LLC and are based on estimated amounts for the initial fiscal year. The amount also includes the estimated costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The estimated annualized amounts of dividend expense on short sales and borrowing fees related to short sales for the period are 2.69%. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.

In the summary prospectus for the Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund in the section entitled “Expense Example,” please delete the table immediately following the first paragraph in its entirety and replace it with the following:
Expense Example (USD $)	1 year	3 years
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund	408	1,235